UNAUDITED QUARTERLY RESULTS - Summary of unaudited quarterly data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 78,756	$ 78,318	$ 80,432	$ 80,786	$ 84,263	$ 84,667	$ 84,068	$ 81,961
Direct costs of sales and services, exclusive of depreciation and amortization	31,434	33,681	32,978	33,346	35,475	37,148	36,562	35,760
Direct costs of customer support	9,094	9,173	9,090	9,118	9,211	9,114	9,553	8,927	$ 36,475	$ 36,804	$ 29,687
Exit activities, restructuring and impairments	1,033	920	59	265	1,518	56	1,561	1,384	2,278	4,520	1,414
Net loss	$ (11,269)	$ (14,197)	$ (12,534)	$ (10,442)	$ (8,257)	$ (9,377)	$ (11,185)	$ (10,675)	$ (48,443)	$ (39,494)	$ (19,830)
Basic and diluted net loss per share	$ (0.22)	$ (0.27)	$ (0.24)	$ (0.20)	$ (0.16)	$ (0.18)	$ (0.22)	$ (0.21)	$ (0.93)	$ (0.77)	$ (0.39)